Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Segment, Discontinued Operations [Member]	Dec. 31, 2009 Segment, Discontinued Operations [Member]	Dec. 31, 2008 Segment, Discontinued Operations [Member]
Sale of premises and equipment	$ 16	$ 9	$ 50
Cash and cash equivalents at beginning of year	$ 16,356	$ 16,599	$ 21,654	$ 0	$ 0	$ 3